Patents - Schedule of Patents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Net Book Value	$ 116,846	$ 118,645
Patents and other intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	222,574	199,898
Accumulated Amortization	105,728	81,253
Net Book Value	$ 116,846	$ 118,645